Inventories	12 Months Ended
Dec. 31, 2021
Disclosure of Inventories [Abstract]
Inventories	Inventories

	2021	2020
Raw materials	101,270	56,420
Finished goods (Note 5) (1)	138,254	77,041
	239,524	133,461
(1) Finished goods of Crops reportable segment are valued at fair value.